DERIVATIVE WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Warrant Liability Tables
Derivative warrant liability
	2013	2012
Derivative Warrant Liability as of January 1	$5,585,141	$1,035,337
Warrants issued under Montaur credit facility	—	6,000,000
Total unrealized losses included in net loss (1)	1,061,682	500,000
Total realized losses included in net loss(1)	—	1,438
Total unrealized gains included in net loss (1)	(5,515,000)	(595,038)
Total realized gains included in net loss (1)	(152,668)	(107,681)
Reclassification of derivative warrant liability to additional paid-in capital for derivative warrants exercised	—	(61,520)
Derivative Warrant Liability as of September 30	$979,155	$6,772,536
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(1) Included in Gain (Loss) on Revaluation of Derivative Warrant Liability in the Consolidated Statement of Operations.

The table below presents the changes in Level 3 derivative warrant liability measured at fair value on a recurring basis.

	2012	2011
Liabilities:
Derivative warrant liability as of January 1	$1,035,337	$1,544,996
Warrants issued under Montaur credit facility	8,295,000	-
Total unrealized losses included in net loss (1)	500,000	2,191,147
Total realized losses included in net loss (1)	1,438	978,678
Total unrealized gains included in net loss (1)	(4,077,433)	(1,377,261)
Total realized gains included in net loss (1)	(107,681)	(29,626)
Reclassification of liability to additional paid-in capital for warrants	(61,520)	(2,272,597)
Derivative warrant liability as of December 31	$5,585,141	$1,035,337